Tradr 2X Long ACHR Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$6,202,688
TOTAL NET ASSETS — 100.0%	$6,202,688

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Archer Aviation, Inc.	Receive	6.13% (OBFR01* + 250bps)	At Maturity	10/16/2026	$13,302,204	$-	$(16,553,253)
Marex	Archer Aviation, Inc.	Receive	6.13% (OBFR01* + 250bps)	At Maturity	7/10/2026	1,652,011	-	(54,757)
TOTAL EQUITY SWAP CONTRACTS								$(16,608,010)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.